Note 9 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
(
9
)

COMMITMENTS AND CONTINGENCIES

Operating Lease Commitments

We lease our offices, warehouse facilities and certain equipment under non-cancellable operating leases which expire at various dates through
2021.
Total rental expense for the years ended
December 31, 2016
and
2015
was
$1,241
and
$1,351,
respectively. Certain of our operating leases contain predetermined fixed escalations of minimum rentals and rent holidays during the original lease terms. Rent holidays are periods during which we have control of the leased facility but are not
obligated to pay rent. For these leases, we recognize the related rental expense on a straight-line basis over the life of the lease, which includes any rent holiday, and record the difference between the amounts charged to operations and amounts paid as Accrued Rent on our balance sheet. In addition to the monthly rental payments due, most of our leases for our offices and warehouse facilities require us to pay our portion of the common area maintenance, property taxes and insurance charges incurred by the landlord for the facilities which we occupy. These amounts are not
included in the minimum rental commitments disclosed below as they are based on actual charges incurred in the periods to which they apply.

The aggregate minimum rental commitments under the non-cancellable operating leases in effect at
December 31, 2016
are as follows:

2017	$1,164
2018	1,224
2019	1,216
2020	1,172
2021	508
Total	$5,284